SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ANTI-DILUTIVE BASIC AND DILUTED EARNINGS PER SHARE

For the six months ended June 30, 2022 and 2021, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive:

	Six Months Ended
	June 30,
	2022	2021
	(Shares)	(Shares)
Series A Preferred Stock	149,892,000	150,000,000
Stock options	1,029	1,559
Warrants	158,441	-
Convertible notes	-	13,183
Preferred B stock	-	2,517
Total	150,051,470	150,017,259

For the year ended December 31, 2021 and 2020, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	Years Ended
	December 31,
	2021	2020
	(Shares)	(Shares)
Series A Preferred Stock	150,000,000	150,000,000
Stock options	2,121	734
Warrants	146,842	-
Convertible notes	-	16,295
Preferred B stock	3,955	63
Total	150,152,918	150,017,092